Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000120605
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Advisor Class
Trading Symbol	ASYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASYLX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASYLX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$166	1.58%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, all share classes of the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Net market exposure within the Fund's short holdings and security selection primarily detracted from absolute performance during the period, relative to the benchmark. Within the Fund's short holdings, security selection within consumer discretionary and industrials detracted, while communication services and technology contributed. Within the Fund's long holdings, selection within selection within technology, health care and energy detracted, while financials, communication services and industrials contributed.

During the 12-month period, the Fund used derivatives in the form of futures for hedging purposes, which detracted from overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
06/15	$10,000	$10,000
06/16	$10,027	$10,399
06/17	$10,828	$12,260
06/18	$11,954	$14,023
06/19	$12,699	$15,483
06/20	$13,114	$16,645
06/21	$16,415	$23,436
06/22	$15,719	$20,948
06/23	$16,739	$25,053
06/24	$19,478	$31,204
06/25	$21,519	$35,936

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	10.48%	10.41%	7.96%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,531,141,335
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 20,941,792
InvestmentCompanyPortfolioTurnover	296.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,531,141,335
# of Portfolio Holdings	94
Portfolio Turnover Rate	296%
Total Advisory Fees Paid (Net)	$20,941,792

Holdings [Text Block]

10 Top Short Holdings (as a % of net assets)

iShares 20+ Year Treasury Bond ETF	(0.3)%
Roper Technologies, Inc.	(0.1)%
Yelp, Inc.	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Acadia Realty Trust	(0.1)%
Snap-on, Inc.	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%
Garmin Ltd.	(0.0)%
Western Union Co. (The)	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	43.9%	(0.3)%
Information Technology	15.7%	(0.1)%
Financials	10.8%	(0.1)%
Industrials	7.4%	(0.0)%
Communication Services	7.2%	(0.1)%
Health Care	5.3%	(0.0)%
Consumer Staples	3.6%	(0.0)%
Consumer Discretionary	3.5%	(0.0)%
Energy	1.9%	(0.0)%
Utilities	1.2%	(0.0)%
Materials	0.6%	(0.0)%
Real Estate	0.0%	(0.1)%
Other Assets & Liabilities	-0.4%	(0.0)%

Largest Holdings [Text Block]

10 Top Long Holdings (as a % of net assets)

NVIDIA Corp.	4.0%
Microsoft Corp.	3.8%
Apple, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	2.5%
Amazon.com, Inc.	2.2%
Alphabet, Inc. - Class A	1.9%
Meta Platforms, Inc. - Class A	1.8%
Honeywell International, Inc.	1.7%
3M Co.	1.4%
Broadcom, Inc.	1.3%

Material Fund Change [Text Block]
C000120608
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Class A
Trading Symbol	ASLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASLAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASLAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$192	1.83%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, all share classes of the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Net market exposure within the Fund's short holdings and security selection primarily detracted from absolute performance during the period, relative to the benchmark. Within the Fund's short holdings, security selection within consumer discretionary and industrials detracted, while communication services and technology contributed. Within the Fund's long holdings, selection within selection within technology, health care and energy detracted, while financials, communication services and industrials contributed.

During the 12-month period, the Fund used derivatives in the form of futures for hedging purposes, which detracted from overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index
06/15	$9,577	$10,000
06/16	$9,579	$10,399
06/17	$10,318	$12,260
06/18	$11,361	$14,023
06/19	$12,034	$15,483
06/20	$12,408	$16,645
06/21	$15,486	$23,436
06/22	$14,790	$20,948
06/23	$15,708	$25,053
06/24	$18,239	$31,204
06/25	$20,093	$35,936

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	10.17%	10.12%	7.69%
Class A (with sales charges)	5.50%	9.17%	7.23%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,531,141,335
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 20,941,792
InvestmentCompanyPortfolioTurnover	296.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,531,141,335
# of Portfolio Holdings	94
Portfolio Turnover Rate	296%
Total Advisory Fees Paid (Net)	$20,941,792

Holdings [Text Block]

10 Top Short Holdings (as a % of net assets)

iShares 20+ Year Treasury Bond ETF	(0.3)%
Roper Technologies, Inc.	(0.1)%
Yelp, Inc.	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Acadia Realty Trust	(0.1)%
Snap-on, Inc.	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%
Garmin Ltd.	(0.0)%
Western Union Co. (The)	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	43.9%	(0.3)%
Information Technology	15.7%	(0.1)%
Financials	10.8%	(0.1)%
Industrials	7.4%	(0.0)%
Communication Services	7.2%	(0.1)%
Health Care	5.3%	(0.0)%
Consumer Staples	3.6%	(0.0)%
Consumer Discretionary	3.5%	(0.0)%
Energy	1.9%	(0.0)%
Utilities	1.2%	(0.0)%
Materials	0.6%	(0.0)%
Real Estate	0.0%	(0.1)%
Other Assets & Liabilities	-0.4%	(0.0)%

Largest Holdings [Text Block]

10 Top Long Holdings (as a % of net assets)

NVIDIA Corp.	4.0%
Microsoft Corp.	3.8%
Apple, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	2.5%
Amazon.com, Inc.	2.2%
Alphabet, Inc. - Class A	1.9%
Meta Platforms, Inc. - Class A	1.8%
Honeywell International, Inc.	1.7%
3M Co.	1.4%
Broadcom, Inc.	1.3%

Material Fund Change [Text Block]
C000120609
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Class C
Trading Symbol	ASCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASCLX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASCLX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$270	2.58%

Expenses Paid, Amount	$ 270
Expense Ratio, Percent	2.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, all share classes of the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Net market exposure within the Fund's short holdings and security selection primarily detracted from absolute performance during the period, relative to the benchmark. Within the Fund's short holdings, security selection within consumer discretionary and industrials detracted, while communication services and technology contributed. Within the Fund's long holdings, selection within selection within technology, health care and energy detracted, while financials, communication services and industrials contributed.

During the 12-month period, the Fund used derivatives in the form of futures for hedging purposes, which detracted from overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index
06/15	$10,000	$10,000
06/16	$9,922	$10,399
06/17	$10,611	$12,260
06/18	$11,603	$14,023
06/19	$12,195	$15,483
06/20	$12,470	$16,645
06/21	$15,452	$23,436
06/22	$14,651	$20,948
06/23	$15,455	$25,053
06/24	$17,792	$31,204
06/25	$19,466	$35,936

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	9.41%	9.32%	6.89%
Class C (with sales charges)	8.41%	9.32%	6.89%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,531,141,335
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 20,941,792
InvestmentCompanyPortfolioTurnover	296.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,531,141,335
# of Portfolio Holdings	94
Portfolio Turnover Rate	296%
Total Advisory Fees Paid (Net)	$20,941,792

Holdings [Text Block]

10 Top Short Holdings (as a % of net assets)

iShares 20+ Year Treasury Bond ETF	(0.3)%
Roper Technologies, Inc.	(0.1)%
Yelp, Inc.	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Acadia Realty Trust	(0.1)%
Snap-on, Inc.	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%
Garmin Ltd.	(0.0)%
Western Union Co. (The)	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	43.9%	(0.3)%
Information Technology	15.7%	(0.1)%
Financials	10.8%	(0.1)%
Industrials	7.4%	(0.0)%
Communication Services	7.2%	(0.1)%
Health Care	5.3%	(0.0)%
Consumer Staples	3.6%	(0.0)%
Consumer Discretionary	3.5%	(0.0)%
Energy	1.9%	(0.0)%
Utilities	1.2%	(0.0)%
Materials	0.6%	(0.0)%
Real Estate	0.0%	(0.1)%
Other Assets & Liabilities	-0.4%	(0.0)%

Largest Holdings [Text Block]

10 Top Long Holdings (as a % of net assets)

NVIDIA Corp.	4.0%
Microsoft Corp.	3.8%
Apple, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	2.5%
Amazon.com, Inc.	2.2%
Alphabet, Inc. - Class A	1.9%
Meta Platforms, Inc. - Class A	1.8%
Honeywell International, Inc.	1.7%
3M Co.	1.4%
Broadcom, Inc.	1.3%

Material Fund Change [Text Block]
C000120610
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Class I
Trading Symbol	ASILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASILX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASILX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$162	1.54%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, all share classes of the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Net market exposure within the Fund's short holdings and security selection primarily detracted from absolute performance during the period, relative to the benchmark. Within the Fund's short holdings, security selection within consumer discretionary and industrials detracted, while communication services and technology contributed. Within the Fund's long holdings, selection within selection within technology, health care and energy detracted, while financials, communication services and industrials contributed.

During the 12-month period, the Fund used derivatives in the form of futures for hedging purposes, which detracted from overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
06/15	$10,000	$10,000
06/16	$10,027	$10,399
06/17	$10,836	$12,260
06/18	$11,970	$14,023
06/19	$12,715	$15,483
06/20	$13,143	$16,645
06/21	$16,452	$23,436
06/22	$15,758	$20,948
06/23	$16,788	$25,053
06/24	$19,536	$31,204
06/25	$21,597	$35,936

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	10.55%	10.44%	8.00%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,531,141,335
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 20,941,792
InvestmentCompanyPortfolioTurnover	296.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,531,141,335
# of Portfolio Holdings	94
Portfolio Turnover Rate	296%
Total Advisory Fees Paid (Net)	$20,941,792

Holdings [Text Block]

10 Top Short Holdings (as a % of net assets)

iShares 20+ Year Treasury Bond ETF	(0.3)%
Roper Technologies, Inc.	(0.1)%
Yelp, Inc.	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Acadia Realty Trust	(0.1)%
Snap-on, Inc.	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%
Garmin Ltd.	(0.0)%
Western Union Co. (The)	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	43.9%	(0.3)%
Information Technology	15.7%	(0.1)%
Financials	10.8%	(0.1)%
Industrials	7.4%	(0.0)%
Communication Services	7.2%	(0.1)%
Health Care	5.3%	(0.0)%
Consumer Staples	3.6%	(0.0)%
Consumer Discretionary	3.5%	(0.0)%
Energy	1.9%	(0.0)%
Utilities	1.2%	(0.0)%
Materials	0.6%	(0.0)%
Real Estate	0.0%	(0.1)%
Other Assets & Liabilities	-0.4%	(0.0)%

Largest Holdings [Text Block]

10 Top Long Holdings (as a % of net assets)

NVIDIA Corp.	4.0%
Microsoft Corp.	3.8%
Apple, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	2.5%
Amazon.com, Inc.	2.2%
Alphabet, Inc. - Class A	1.9%
Meta Platforms, Inc. - Class A	1.8%
Honeywell International, Inc.	1.7%
3M Co.	1.4%
Broadcom, Inc.	1.3%

Material Fund Change [Text Block]
C000133671
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Advisor Class
Trading Symbol	WPSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSGX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPSGX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within health care, consumer staples and technology detracted, while selection within materials, real estate and industrials contributed to absolute performance. An overweight to health care and underweights to communication services and utilizes detracted, while an overweight to technology and underweights consumer staples and energy contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
06/15	$10,000	$10,000
06/16	$9,385	$10,399
06/17	$11,849	$12,260
06/18	$13,353	$14,023
06/19	$16,419	$15,483
06/20	$17,582	$16,645
06/21	$25,525	$23,436
06/22	$21,047	$20,948
06/23	$23,894	$25,053
06/24	$27,617	$31,204
06/25	$30,337	$35,936

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	9.85%	11.53%	11.74%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 741,227,733
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 5,272,731
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$741,227,733
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$5,272,731

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.4%
Financials	17.7%
Consumer Discretionary	12.6%
Health Care	12.3%
Industrials	11.2%
Materials	3.4%
Real Estate	2.5%
Short-Term Investments	1.0%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$73,579,018	9.9%
Microsoft Corp.	$72,076,699	9.7%
Mastercard, Inc. - Class A	$66,747,233	9.0%
Amphenol Corp. - Class A	$55,995,101	7.6%
Eaton Corp. PLC	$49,511,300	6.7%
Roper Technologies, Inc.	$38,985,555	5.3%
Charles Schwab Corp. (The)	$35,632,140	4.8%
Cadence Design Systems, Inc.	$34,290,316	4.6%
Automatic Data Processing, Inc.	$33,257,856	4.5%
IQVIA Holdings, Inc.	$32,599,225	4.4%
Total	$492,674,443	66.5%

Material Fund Change [Text Block]
C000133672
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class A
Trading Symbol	WPASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPASX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPASX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within health care, consumer staples and technology detracted, while selection within materials, real estate and industrials contributed to absolute performance. An overweight to health care and underweights to communication services and utilizes detracted, while an overweight to technology and underweights consumer staples and energy contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index
06/15	$9,575	$10,000
06/16	$8,964	$10,399
06/17	$11,289	$12,260
06/18	$12,687	$14,023
06/19	$15,564	$15,483
06/20	$16,627	$16,645
06/21	$24,075	$23,436
06/22	$19,802	$20,948
06/23	$22,426	$25,053
06/24	$25,855	$31,204
06/25	$28,331	$35,936

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	9.57%	11.25%	11.46%
Class A (with sales charges)	4.92%	10.28%	10.97%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 741,227,733
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 5,272,731
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$741,227,733
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$5,272,731

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.4%
Financials	17.7%
Consumer Discretionary	12.6%
Health Care	12.3%
Industrials	11.2%
Materials	3.4%
Real Estate	2.5%
Short-Term Investments	1.0%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$73,579,018	9.9%
Microsoft Corp.	$72,076,699	9.7%
Mastercard, Inc. - Class A	$66,747,233	9.0%
Amphenol Corp. - Class A	$55,995,101	7.6%
Eaton Corp. PLC	$49,511,300	6.7%
Roper Technologies, Inc.	$38,985,555	5.3%
Charles Schwab Corp. (The)	$35,632,140	4.8%
Cadence Design Systems, Inc.	$34,290,316	4.6%
Automatic Data Processing, Inc.	$33,257,856	4.5%
IQVIA Holdings, Inc.	$32,599,225	4.4%
Total	$492,674,443	66.5%

Material Fund Change [Text Block]
C000133673
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class C
Trading Symbol	WPCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPCSX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPCSX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.75%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within health care, consumer staples and technology detracted, while selection within materials, real estate and industrials contributed to absolute performance. An overweight to health care and underweights to communication services and utilizes detracted, while an overweight to technology and underweights consumer staples and energy contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index
06/15	$10,000	$10,000
06/16	$9,291	$10,399
06/17	$11,616	$12,260
06/18	$12,959	$14,023
06/19	$15,777	$15,483
06/20	$16,726	$16,645
06/21	$24,037	$23,436
06/22	$19,625	$20,948
06/23	$22,051	$25,053
06/24	$25,235	$31,204
06/25	$27,447	$35,936

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	8.77%	10.41%	10.62%
Class C (with sales charges)	7.80%	10.41%	10.62%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 741,227,733
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 5,272,731
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$741,227,733
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$5,272,731

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.4%
Financials	17.7%
Consumer Discretionary	12.6%
Health Care	12.3%
Industrials	11.2%
Materials	3.4%
Real Estate	2.5%
Short-Term Investments	1.0%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$73,579,018	9.9%
Microsoft Corp.	$72,076,699	9.7%
Mastercard, Inc. - Class A	$66,747,233	9.0%
Amphenol Corp. - Class A	$55,995,101	7.6%
Eaton Corp. PLC	$49,511,300	6.7%
Roper Technologies, Inc.	$38,985,555	5.3%
Charles Schwab Corp. (The)	$35,632,140	4.8%
Cadence Design Systems, Inc.	$34,290,316	4.6%
Automatic Data Processing, Inc.	$33,257,856	4.5%
IQVIA Holdings, Inc.	$32,599,225	4.4%
Total	$492,674,443	66.5%

Material Fund Change [Text Block]
C000133674
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class I
Trading Symbol	WPSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPSIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within health care, consumer staples and technology detracted, while selection within materials, real estate and industrials contributed to absolute performance. An overweight to health care and underweights to communication services and utilizes detracted, while an overweight to technology and underweights consumer staples and energy contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
06/15	$10,000	$10,000
06/16	$9,389	$10,399
06/17	$11,855	$12,260
06/18	$13,361	$14,023
06/19	$16,433	$15,483
06/20	$17,599	$16,645
06/21	$25,530	$23,436
06/22	$21,039	$20,948
06/23	$23,870	$25,053
06/24	$27,575	$31,204
06/25	$30,260	$35,936

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	9.74%	11.45%	11.71%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 741,227,733
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 5,272,731
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$741,227,733
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$5,272,731

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.4%
Financials	17.7%
Consumer Discretionary	12.6%
Health Care	12.3%
Industrials	11.2%
Materials	3.4%
Real Estate	2.5%
Short-Term Investments	1.0%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$73,579,018	9.9%
Microsoft Corp.	$72,076,699	9.7%
Mastercard, Inc. - Class A	$66,747,233	9.0%
Amphenol Corp. - Class A	$55,995,101	7.6%
Eaton Corp. PLC	$49,511,300	6.7%
Roper Technologies, Inc.	$38,985,555	5.3%
Charles Schwab Corp. (The)	$35,632,140	4.8%
Cadence Design Systems, Inc.	$34,290,316	4.6%
Automatic Data Processing, Inc.	$33,257,856	4.5%
IQVIA Holdings, Inc.	$32,599,225	4.4%
Total	$492,674,443	66.5%

Material Fund Change [Text Block]
C000133677
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class Z
Trading Symbol	WPSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPSZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2025, the Fund underperformed Standard & Poor's 500 Index (the "benchmark"), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within health care, consumer staples and technology detracted, while selection within materials, real estate and industrials contributed to absolute performance. An overweight to health care and underweights to communication services and utilizes detracted, while an overweight to technology and underweights consumer staples and energy contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index
06/15	$10,000	$10,000
06/16	$9,388	$10,399
06/17	$11,856	$12,260
06/18	$13,363	$14,023
06/19	$16,438	$15,483
06/20	$17,609	$16,645
06/21	$25,567	$23,436
06/22	$21,088	$20,948
06/23	$23,944	$25,053
06/24	$27,682	$31,204
06/25	$30,410	$35,936

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Z	9.85%	11.55%	11.76%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 741,227,733
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 5,272,731
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$741,227,733
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$5,272,731

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.4%
Financials	17.7%
Consumer Discretionary	12.6%
Health Care	12.3%
Industrials	11.2%
Materials	3.4%
Real Estate	2.5%
Short-Term Investments	1.0%
Other assets less liabilities	-0.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$73,579,018	9.9%
Microsoft Corp.	$72,076,699	9.7%
Mastercard, Inc. - Class A	$66,747,233	9.0%
Amphenol Corp. - Class A	$55,995,101	7.6%
Eaton Corp. PLC	$49,511,300	6.7%
Roper Technologies, Inc.	$38,985,555	5.3%
Charles Schwab Corp. (The)	$35,632,140	4.8%
Cadence Design Systems, Inc.	$34,290,316	4.6%
Automatic Data Processing, Inc.	$33,257,856	4.5%
IQVIA Holdings, Inc.	$32,599,225	4.4%
Total	$492,674,443	66.5%

Material Fund Change [Text Block]
C000141783
Shareholder Report [Line Items]
Fund Name	AB Concentrated International Growth Portfolio
Class Name	Advisor Class
Trading Symbol	CIGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CIGYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CIGYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (the "benchmark"), before sales charges. Key factors affected the Fund's performance during the reporting period, including security selection and sector allocation, relative to the benchmark. An underweight to financials and overweights to technology and consumer discretionary detracted from overall performance, while an overweight to communication services and underweights to energy and materials contributed. Security selection within industrials, consumer staples and financials detracted, while selection within consumer discretionary, technology and materials contributed.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI EAFE Index (net)
06/15	$10,000	$10,000
06/16	$8,687	$8,984
06/17	$10,869	$10,804
06/18	$12,349	$11,544
06/19	$12,721	$11,668
06/20	$13,625	$11,069
06/21	$18,236	$14,650
06/22	$11,784	$12,047
06/23	$13,333	$14,308
06/24	$12,889	$15,959
06/25	$14,343	$18,788

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	11.28%	1.03%	3.67%
MSCI EAFE Index (net)	17.73%	11.16%	6.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 116,851,418
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 856,671
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$116,851,418
# of Portfolio Holdings	54
Portfolio Turnover Rate	111%
Total Advisory Fees Paid (Net)	$856,671

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	32.8%
Industrials	27.7%
Consumer Discretionary	13.3%
Communication Services	8.2%
Financials	7.8%
Health Care	7.3%
Consumer Staples	1.7%
Short-Term Investments	0.5%
Other assets less liabilities	0.7%

Country Breakdown (% of Net Assets)

Value	Value
China	13.7%
United Kingdom	11.4%
Sweden	11.4%
Canada	8.3%
Denmark	7.1%
Netherlands	7.0%
United States	6.4%
Taiwan	6.0%
France	4.5%
Germany	4.2%
Singapore	4.0%
Brazil	3.3%
Ireland	3.3%
Israel	2.3%
Others	5.9%
Short-Term Investments	0.5%
Other assets less liabilities	0.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$6,949,846	5.9%
Sea Ltd. (ADR)	$4,632,342	4.0%
Monday.com Ltd.	$4,529,770	3.9%
3i Group PLC	$4,410,399	3.8%
ASML Holding NV	$4,098,037	3.5%
Novo Nordisk A/S - Class B	$3,900,698	3.3%
SAP SE	$3,855,575	3.3%
Kingspan Group PLC	$3,845,243	3.3%
Constellation Software, Inc./Canada	$3,373,412	2.9%
Tencent Holdings Ltd. - Class H	$3,179,897	2.7%
Total	$42,775,219	36.6%

Material Fund Change [Text Block]
C000141785
Shareholder Report [Line Items]
Fund Name	AB Concentrated International Growth Portfolio
Class Name	Class A
Trading Symbol	CIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CIAGX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CIAGX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.15%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (the "benchmark"), before sales charges. Key factors affected the Fund's performance during the reporting period, including security selection and sector allocation, relative to the benchmark. An underweight to financials and overweights to technology and consumer discretionary detracted from overall performance, while an overweight to communication services and underweights to energy and materials contributed. Security selection within industrials, consumer staples and financials detracted, while selection within consumer discretionary, technology and materials contributed.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI EAFE Index (net)
06/15	$9,578	$10,000
06/16	$8,296	$8,984
06/17	$10,356	$10,804
06/18	$11,747	$11,544
06/19	$12,067	$11,668
06/20	$12,882	$11,069
06/21	$17,201	$14,650
06/22	$11,097	$12,047
06/23	$12,525	$14,308
06/24	$12,068	$15,959
06/25	$13,399	$18,788

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	11.03%	0.79%	3.41%
Class A (with sales charges)	6.30%	-0.08%	2.97%
MSCI EAFE Index (net)	17.73%	11.16%	6.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 116,851,418
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 856,671
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$116,851,418
# of Portfolio Holdings	54
Portfolio Turnover Rate	111%
Total Advisory Fees Paid (Net)	$856,671

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	32.8%
Industrials	27.7%
Consumer Discretionary	13.3%
Communication Services	8.2%
Financials	7.8%
Health Care	7.3%
Consumer Staples	1.7%
Short-Term Investments	0.5%
Other assets less liabilities	0.7%

Country Breakdown (% of Net Assets)

Value	Value
China	13.7%
United Kingdom	11.4%
Sweden	11.4%
Canada	8.3%
Denmark	7.1%
Netherlands	7.0%
United States	6.4%
Taiwan	6.0%
France	4.5%
Germany	4.2%
Singapore	4.0%
Brazil	3.3%
Ireland	3.3%
Israel	2.3%
Others	5.9%
Short-Term Investments	0.5%
Other assets less liabilities	0.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$6,949,846	5.9%
Sea Ltd. (ADR)	$4,632,342	4.0%
Monday.com Ltd.	$4,529,770	3.9%
3i Group PLC	$4,410,399	3.8%
ASML Holding NV	$4,098,037	3.5%
Novo Nordisk A/S - Class B	$3,900,698	3.3%
SAP SE	$3,855,575	3.3%
Kingspan Group PLC	$3,845,243	3.3%
Constellation Software, Inc./Canada	$3,373,412	2.9%
Tencent Holdings Ltd. - Class H	$3,179,897	2.7%
Total	$42,775,219	36.6%

Material Fund Change [Text Block]
C000141786
Shareholder Report [Line Items]
Fund Name	AB Concentrated International Growth Portfolio
Class Name	Class C
Trading Symbol	CICGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CICGX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CICGX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.90%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (the "benchmark"), before sales charges. Key factors affected the Fund's performance during the reporting period, including security selection and sector allocation, relative to the benchmark. An underweight to financials and overweights to technology and consumer discretionary detracted from overall performance, while an overweight to communication services and underweights to energy and materials contributed. Security selection within industrials, consumer staples and financials detracted, while selection within consumer discretionary, technology and materials contributed.

During the 12-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	MSCI EAFE Index (net)
06/15	$10,000	$10,000
06/16	$8,607	$8,984
06/17	$10,659	$10,804
06/18	$11,998	$11,544
06/19	$12,238	$11,668
06/20	$12,969	$11,069
06/21	$17,195	$14,650
06/22	$11,000	$12,047
06/23	$12,318	$14,308
06/24	$11,784	$15,959
06/25	$12,982	$18,788

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	10.17%	0.02%	2.64%
Class C (with sales charges)	9.17%	0.02%	2.64%
MSCI EAFE Index (net)	17.73%	11.16%	6.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 116,851,418
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 856,671
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$116,851,418
# of Portfolio Holdings	54
Portfolio Turnover Rate	111%
Total Advisory Fees Paid (Net)	$856,671

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	32.8%
Industrials	27.7%
Consumer Discretionary	13.3%
Communication Services	8.2%
Financials	7.8%
Health Care	7.3%
Consumer Staples	1.7%
Short-Term Investments	0.5%
Other assets less liabilities	0.7%

Country Breakdown (% of Net Assets)

Value	Value
China	13.7%
United Kingdom	11.4%
Sweden	11.4%
Canada	8.3%
Denmark	7.1%
Netherlands	7.0%
United States	6.4%
Taiwan	6.0%
France	4.5%
Germany	4.2%
Singapore	4.0%
Brazil	3.3%
Ireland	3.3%
Israel	2.3%
Others	5.9%
Short-Term Investments	0.5%
Other assets less liabilities	0.7%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$6,949,846	5.9%
Sea Ltd. (ADR)	$4,632,342	4.0%
Monday.com Ltd.	$4,529,770	3.9%
3i Group PLC	$4,410,399	3.8%
ASML Holding NV	$4,098,037	3.5%
Novo Nordisk A/S - Class B	$3,900,698	3.3%
SAP SE	$3,855,575	3.3%
Kingspan Group PLC	$3,845,243	3.3%
Constellation Software, Inc./Canada	$3,373,412	2.9%
Tencent Holdings Ltd. - Class H	$3,179,897	2.7%
Total	$42,775,219	36.6%

Material Fund Change [Text Block]